UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Capital Appreciation Fund

Investor Class (PRWCX)

This semi-annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Investor Class	$36	0.70%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$61,733,249
Number of Portfolio Holdings	307

Portfolio Turnover Rate	33.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	63.9%
Bonds	31.9
Reserves	4.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
Microsoft	5.4
HUB International	2.9
Amazon.com	2.7
Alphabet	2.7
NVIDIA	2.6
UnitedHealth Group	2.6
Danaher	2.1
Intuit	2.0
Waste Connections	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F72-053 8/24

Capital Appreciation Fund

Investor Class (PRWCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Capital Appreciation Fund

Advisor Class (PACLX)

This semi-annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Advisor Class	$50	0.97%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$61,733,249
Number of Portfolio Holdings	307

Portfolio Turnover Rate	33.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	63.9%
Bonds	31.9
Reserves	4.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
Microsoft	5.4
HUB International	2.9
Amazon.com	2.7
Alphabet	2.7
NVIDIA	2.6
UnitedHealth Group	2.6
Danaher	2.1
Intuit	2.0
Waste Connections	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F272-053 8/24

Capital Appreciation Fund

Advisor Class (PACLX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Capital Appreciation Fund

I Class (TRAIX)

This semi-annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - I Class	$30	0.58%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$61,733,249
Number of Portfolio Holdings	307

Portfolio Turnover Rate	33.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	63.9%
Bonds	31.9
Reserves	4.2

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	10.9%
Microsoft	5.4
HUB International	2.9
Amazon.com	2.7
Alphabet	2.7
NVIDIA	2.6
UnitedHealth Group	2.6
Danaher	2.1
Intuit	2.0
Waste Connections	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F434-053 8/24

Capital Appreciation Fund

I Class (TRAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWCX Capital Appreciation
Fund –
.
PACLX Capital Appreciation
Fund–
.
Advisor Class
TRAIX Capital Appreciation
Fund–
.
I Class

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 33 .91 $ 29 .73 $ 36 .96 $ 34 .11 $ 31 .22 $ 26 .53
Investment
activities
Net investment
income
(1)(2)
0 .41 0 .77 0 .49 0 .35 0 .40 0 .49
Net realized and
unrealized gain/
loss 1 .99 4 .81 ( 4 .91 ) 5 .91 5 .21 6 .02
Total from
investment
activities 2 .40 5 .58 ( 4 .42 ) 6 .26 5 .61 6 .51
Distributions
Net investment
income — ( 0 .71 ) ( 0 .47 ) ( 0 .35 ) ( 0 .40 ) ( 0 .48 )
Net realized gain — ( 0 .69 ) ( 2 .34 ) ( 3 .06 ) ( 2 .32 ) ( 1 .34 )
Total distributions — ( 1 .40 ) ( 2 .81 ) ( 3 .41 ) ( 2 .72 ) ( 1 .82 )
NET ASSET
VALUE
End of period $ 36 .31 $ 33 .91 $ 29 .73 $ 36 .96 $ 34 .11 $ 31 .22

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
7 .08% 18 .83% ( 11 .94 ) % 18 .53% 18 .16% 24 .61%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .72%
(4)
0 .73% 0 .73% 0 .70% 0 .70% 0 .70%
Net expenses
after waivers/
payments by
Price Associates 0 .70%
(4)
0 .70% 0 .71% 0 .68% 0 .69% 0 .70%
Net investment
income 2 .36%
(4)
2 .38% 1 .45% 0 .95% 1 .26% 1 .61%
Portfolio turnover
rate 33 .0% 65 .1% 83 .9% 47 .8% 87 .3% 44 .8%
Net assets, end of
period (in millions) $33,730 $31,624 $26,104 $40,460 $35,253 $30,822
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 33 .39 $ 29 .30 $ 36 .49 $ 33 .70 $ 30 .88 $ 26 .27
Investment
activities
Net investment
income
(1)(2)
0 .36 0 .68 0 .40 0 .24 0 .31 0 .40
Net realized and
unrealized gain/
loss 1 .95 4 .73 ( 4 .85 ) 5 .84 5 .13 5 .94
Total from
investment
activities 2 .31 5 .41 ( 4 .45 ) 6 .08 5 .44 6 .34
Distributions
Net investment
income — ( 0 .63 ) ( 0 .40 ) ( 0 .23 ) ( 0 .30 ) ( 0 .39 )
Net realized gain — ( 0 .69 ) ( 2 .34 ) ( 3 .06 ) ( 2 .32 ) ( 1 .34 )
Total distributions — ( 1 .32 ) ( 2 .74 ) ( 3 .29 ) ( 2 .62 ) ( 1 .73 )
NET ASSET
VALUE
End of period $ 35 .70 $ 33 .39 $ 29 .30 $ 36 .49 $ 33 .70 $ 30 .88

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
6 .92% 18 .52% ( 12 .18 ) % 18 .22% 17 .80% 24 .20%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .99%
(4)
0 .99% 0 .99% 0 .99% 1 .00% 0 .99%
Net expenses
after waivers/
payments by
Price Associates 0 .97%
(4)
0 .96% 0 .97% 0 .97% 0 .99% 0 .99%
Net investment
income 2 .09%
(4)
2 .12% 1 .22% 0 .66% 0 .97% 1 .32%
Portfolio turnover
rate 33 .0% 65 .1% 83 .9% 47 .8% 87 .3% 44 .8%
Net assets, end of
period (in millions) $787 $759 $654 $795 $770 $866
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 33 .90 $ 29 .72 $ 36 .99 $ 34 .14 $ 31 .24 $ 26 .55
Investment
activities
Net investment
income
(1)(2)
0 .43 0 .81 0 .56 0 .40 0 .44 0 .52
Net realized and
unrealized gain/
loss 1 .99 4 .82 ( 4 .95 ) 5 .91 5 .22 6 .02
Total from
investment
activities 2 .42 5 .63 ( 4 .39 ) 6 .31 5 .66 6 .54
Distributions
Net investment
income — ( 0 .76 ) ( 0 .54 ) ( 0 .40 ) ( 0 .44 ) ( 0 .51 )
Net realized gain — ( 0 .69 ) ( 2 .34 ) ( 3 .06 ) ( 2 .32 ) ( 1 .34 )
Total distributions — ( 1 .45 ) ( 2 .88 ) ( 3 .46 ) ( 2 .76 ) ( 1 .85 )
NET ASSET
VALUE
End of period $ 36 .32 $ 33 .90 $ 29 .72 $ 36 .99 $ 34 .14 $ 31 .24

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
7 .14% 18 .98% ( 11 .84 ) % 18 .67% 18 .31% 24 .70%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .60%
(4)
0 .60% 0 .60% 0 .59% 0 .59% 0 .60%
Net expenses
after waivers/
payments by
Price Associates 0 .58%
(4)
0 .58% 0 .58% 0 .57% 0 .58% 0 .59%
Net investment
income 2 .48%
(4)
2 .50% 1 .67% 1 .06% 1 .37% 1 .70%
Portfolio turnover
rate 33 .0% 65 .1% 83 .9% 47 .8% 87 .3% 44 .8%
Net assets, end of
period (in millions) $27,216 $24,084 $18,698 $12,654 $8,901 $6,246
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Capital Appreciation Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 21,287
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 16,196
Total Asset-Backed Securities (Cost $39,842) 37,483
BANK LOANS  9.1% (2)
ADMI, FRN
1M TSFR + 3.38%, 8.833%, 12/23/27  37,723,313 36,799
ADMI, FRN
1M TSFR + 3.75%, 9.208%, 12/23/27  101,089,279 98,879
ADMI, FRN
1M TSFR + 5.75%, 11.094%, 12/23/27  14,028,831 14,093
Alliant Holdings Intermediate, FRN
1M TSFR + 3.50%, 8.842%, 11/6/30  262,096,528 262,657
AmWINS Group, FRN
1M TSFR + 2.25%, 7.708%, 2/19/28 (3) 73,853,853 73,756
Applied Systems, FRN
1M TSFR + 3.50%, 8.835%, 2/24/31 (3) 492,743,379 496,074
Applied Systems, FRN
1M TSFR + 5.25%, 10.585%, 2/23/32  68,596,360 70,826
AssuredPartners, FRN
1M TSFR + 3.50%, 8.844%, 2/14/31  215,800,714 216,235
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.594%, 2/15/29  168,659,424 167,922
Avantor Funding, FRN
1M TSFR + 2.00%, 7.444%, 11/8/27  6,494,094 6,519
Azalea Topco, FRN
1M TSFR + 3.50%, 8.844%, 4/30/31  115,103,000 114,959
BroadStreet Partners, FRN
1M TSFR + 3.25%, 8.594%, 6/13/31 (3) 205,968,013 205,299
Charter Communications Operating, FRN
1M TSFR + 1.75%, 7.082%, 2/1/27  53,566,403 53,489
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.944%, 10/9/29 (3) 161,736,863 162,344
Epicor Software, FRN
1M TSFR + 3.25%, 7/30/27 (3) 3,073,737 3,085
Epicor Software, FRN
1M TSFR + 3.25%, 7.797%, 5/23/31 (3)(4) 94,658,560 95,000
Filtration Group, FRN
1M TSFR + 3.50%, 8.958%, 10/21/28  290,844,760 292,072

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Filtration Group, FRN
3M EURIBOR + 4.25%, 7.896%, 10/21/28 (EUR)  65,339,526 70,042
Heartland Dental, FRN
1M TSFR + 4.50%, 9.844%, 4/28/28  117,434,986 117,582
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 7.095%, 11/8/30 (3) 159,708,459 159,819
HUB International, FRN
1M TSFR + 3.25%, 8.575%, 6/20/30  794,579,573 795,970
Informatica, FRN
1M TSFR + 2.25%, 10/27/28 (3) 6,610,797 6,625
IRB Holding, FRN
1M TSFR + 2.75%, 8.194%, 12/15/27  194,903,592 194,693
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 8.944%, 4/21/27 (3) 145,953,210 144,530
Loire Finco Luxembourg, FRN
1M TSFR + 3.75%, 9.194%, 4/21/27  28,718,131 28,413
Medline Borrower, FRN
1M TSFR + 2.75%, 8.094%, 10/23/28  32,785,922 32,830
Mileage Plus Holdings, FRN
3M TSFR + 5.25%, 10.744%, 6/21/27  180,061,604 183,560
Quartz Acquireco, FRN
1M TSFR + 2.75%, 8.085%, 6/28/30 (3) 29,991,338 29,991
Ryan Specialty, FRN
1M TSFR + 2.75%, 8.094%, 9/1/27  36,187,853 36,333
SBA Senior Finance II, FRN
1M TSFR + 2.00%, 7.35%, 1/25/31 (3) 102,759,315 102,824
Severin Acquisition, FRN
3M TSFR + 3.00%, 8.33%, 8/1/27  22,690,505 22,747
SkyMiles IP, FRN
3M TSFR + 3.75%, 9.075%, 10/20/27 (3) 67,640,168 69,170
Storable, FRN
1M TSFR + 3.50%, 8.844%, 4/17/28 (3) 54,590,192 54,600
Trans Union, FRN
1M TSFR + 1.75%, 7.194%, 11/16/26  31,320,656 31,276
Trans Union, FRN
1M TSFR + 2.00%, 7.344%, 12/1/28  6,696,429 6,693
TransDigm, FRN
1M TSFR + 2.75%, 8.085%, 3/22/30 (3) 81,412,446 81,543
TransDigm, FRN
3M TSFR + 2.75%, 8.085%, 8/24/28  8,481,044 8,493
Truist Insurance Holdings, FRN
1M TSFR + 3.25%, 8.585%, 5/6/31 (3) 148,822,222 148,955
Truist Insurance Holdings, FRN
1M TSFR + 4.75%, 10.085%, 5/6/32  203,054,312 206,693
UKG, FRN
1M TSFR + 3.25%, 8.555%, 2/10/31  324,052,221 325,105

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
USI, FRN
1M TSFR + 2.75%, 8.085%, 9/27/30  250,973,583 250,868
USI, FRN
1M TSFR + 2.75%, 8.094%, 11/23/29  163,361,647 163,260
Total Bank Loans (Cost $5,608,554) 5,642,623
BOND MUTUAL FUNDS  1.4%
T. Rowe Price Institutional Floating Rate Fund – Institutional
Class, 8.51% (5)(6) 93,008,369 879,859
Total Bond Mutual Funds (Cost $898,355) 879,859
COMMON STOCKS  63.6%
COMMUNICATION SERVICES  3.8%
Interactive Media & Services  3.8%
Alphabet, Class A (7) 9,150,167 1,666,703
Meta Platforms, Class A (7) 1,413,147 712,537
Total Communication Services 2,379,240
CONSUMER DISCRETIONARY  4.1%
Broadline Retail  2.7%
Amazon.com (7)(8) 8,597,592 1,661,485
1,661,485
Hotels, Restaurants & Leisure  1.4%
Hilton Worldwide Holdings (7) 1,421,589 310,191
McDonald's (7) 664,200 169,265
Yum! Brands (7) 2,978,700 394,558
874,014
Total Consumer Discretionary 2,535,499
ENERGY  2.3%
Oil, Gas & Consumable Fuels  2.3%
Canadian Natural Resources  29,593,674 1,053,535
Chesapeake Energy  4,810,979 395,414
Total Energy 1,448,949
FINANCIALS  4.8%
Capital Markets  1.7%
Intercontinental Exchange (7) 5,419,018 741,809
KKR (7) 3,071,574 323,253
1,065,062

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Financial Services  1.8%
Mastercard, Class A (7) 1,381,150 609,308
Visa, Class A (7) 1,989,292 522,130
1,131,438
Insurance  1.3%
Arthur J Gallagher (7) 446,638 115,818
Hockey Parent Holdings, Acquisition Date: 9/14/23,
Cost $123,055 (8)(9)(10) 123,055 123,055
Marsh & McLennan (7) 2,613,680 550,754
789,627
Total Financials 2,986,127
HEALTH CARE  13.8%
Biotechnology  1.9%
AbbVie (7) 3,108,796 533,221
Argenx, ADR (8) 456,800 196,442
Biogen (8) 1,928,777 447,129
1,176,792
Health Care Equipment & Supplies  2.6%
Becton Dickinson & Company (7) 5,023,613 1,174,069
GE HealthCare Technologies (7) 5,242,008 408,457
1,582,526
Health Care Providers & Services  2.9%
Humana  602,107 224,977
UnitedHealth Group (7) 3,108,599 1,583,085
1,808,062
Life Sciences Tools & Services  5.5%
Avantor (8) 18,777,165 398,076
Danaher (7) 5,156,842 1,288,437
Revvity (6) 11,519,918 1,207,979
Thermo Fisher Scientific (7) 859,277 475,180
3,369,672
Pharmaceuticals  0.9%
Eli Lilly  634,785 574,722
574,722
Total Health Care 8,511,774
INDUSTRIALS & BUSINESS SERVICES  9.1%
Aerospace & Defense  1.1%
Northrop Grumman (7) 258,700 112,780

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RTX (7) 5,401,587 542,265
655,045
Commercial Services & Supplies  3.5%
Republic Services (7) 585,395 113,766
Veralto (7) 8,663,678 827,121
Waste Connections (7) 6,943,627 1,217,634
2,158,521
Electrical Equipment  0.3%
AMETEK  982,292 163,758
163,758
Industrial Conglomerates  1.8%
Roper Technologies (7) 1,952,961 1,100,806
1,100,806
Machinery  2.4%
Fortive  14,987,146 1,110,548
Ingersoll Rand (7) 4,240,228 385,182
1,495,730
Total Industrials & Business Services 5,573,860
INFORMATION TECHNOLOGY  16.4%
Electronic Equipment, Instruments & Components  1.0%
Teledyne Technologies (7)(8) 1,519,373 589,486
589,486
Semiconductors & Semiconductor Equipment  2.6%
NVIDIA  12,827,700 1,584,734
1,584,734
Software  11.0%
Aurora Innovation (8) 108,921,109 301,712
Intuit  1,895,097 1,245,477
Microsoft (7) 7,489,878 3,347,601
PTC (8) 5,316,036 965,764
Salesforce  3,571,756 918,298
6,778,852
Technology Hardware, Storage & Peripherals  1.8%
Apple (7) 5,169,109 1,088,718
1,088,718
Total Information Technology 10,041,790

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  1.2%
Chemicals  1.2%
Linde (7) 1,677,863 736,263
Total Materials 736,263
UTILITIES  5.1%
Electric Utilities  1.0%
Exelon  17,927,873 620,484
620,484
Multi-Utilities  3.6%
Ameren  8,870,335 630,770
CenterPoint Energy  25,436,701 788,029
CMS Energy (6) 1,949,781 116,070
DTE Energy  4,089,051 453,926
NiSource  8,798,592 253,487
WEC Energy Group  71,977 5,647
2,247,929
Water Utilities  0.5%
Essential Utilities  8,745,425 326,467
326,467
Total Utilities 3,194,880
Total Miscellaneous Common Stocks  3.0%  (11) 1,867,111
Total Common Stocks (Cost $27,380,875) 39,275,493
CONVERTIBLE PREFERRED STOCKS  0.2%
INFORMATION TECHNOLOGY  0.2%
Software  0.2%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (8)
(9)(10) 2,141,932 132,157
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (8)
(9)(10) 177,514 10,988
Waymo, Series C-2, Acquisition Date: 1/12/24, Cost $7,879 (8)
(9)(10) 100,753 6,136
Total Information Technology 149,281
Total Convertible Preferred Stocks (Cost $208,083) 149,281
CORPORATE BONDS  10.4%
Alliant Holdings Intermediate, 4.25%, 10/15/27 (1) 14,479,000 13,538
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 22,583,000 21,087
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 74,072,000 72,776

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 161,665,000 161,665
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 162,704,000 163,924
American Tower, 1.50%, 1/31/28  5,757,000 5,049
AmWINS Group, 4.875%, 6/30/29 (1) 17,533,000 16,284
AmWINS Group, 6.375%, 2/15/29 (1) 3,306,000 3,314
AssuredPartners, 7.50%, 2/15/32 (1) 16,346,000 16,346
Avantor Funding, 3.875%, 11/1/29 (1) 97,022,000 88,048
Avantor Funding, 4.625%, 7/15/28 (1) 144,182,000 137,153
Ball, 6.00%, 6/15/29  54,691,000 54,759
Becton Dickinson & Company, 3.70%, 6/6/27  20,173,000 19,359
Biogen, 3.15%, 5/1/50  89,636,000 57,158
Biogen, 5.20%, 9/15/45  24,670,000 22,302
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 29,808,000 28,131
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 21,049,000 19,733
Booz Allen Hamilton, 5.95%, 8/4/33  16,082,000 16,605
BroadStreet Partners, 5.875%, 4/15/29 (1) 60,618,000 56,526
CCO Holdings, 5.00%, 2/1/28 (1) 256,501,000 239,828
CCO Holdings, 5.125%, 5/1/27 (1) 325,636,000 312,611
CCO Holdings, 5.50%, 5/1/26 (1) 17,259,000 17,022
Cedar Fair, 5.25%, 7/15/29  75,116,000 71,736
Cedar Fair, 5.375%, 4/15/27  94,686,000 93,621
Cedar Fair, 6.50%, 10/1/28  64,036,000 64,276
Charles River Laboratories International, 3.75%, 3/15/29 (1) 47,344,000 43,201
Charles River Laboratories International, 4.00%, 3/15/31 (1) 39,731,000 35,361
Charles River Laboratories International, 4.25%, 5/1/28 (1) 39,488,000 37,069
Clarios Global, 6.25%, 5/15/26 (1) 21,406,000 21,379
Clarios Global, 6.75%, 5/15/25 (1) 15,500,000 15,500
Clarios Global, 8.50%, 5/15/27 (1) 76,323,000 76,705
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 10,492,000 9,705
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,487,000 6,935
Crowdstrike Holdings, 3.00%, 2/15/29  5,727,000 5,154
Delta Air Lines, 4.75%, 10/20/28 (1) 64,025,463 62,291
Gartner, 3.625%, 6/15/29 (1) 40,105,000 36,546
Gartner, 3.75%, 10/1/30 (1) 12,896,000 11,526
Gartner, 4.50%, 7/1/28 (1) 22,713,000 21,890
GE HealthCare Technologies, 5.65%, 11/15/27  14,651,000 14,824
GFL Environmental, 4.00%, 8/1/28 (1) 26,366,000 24,520
GFL Environmental, 4.375%, 8/15/29 (1) 20,402,000 18,719
GFL Environmental, 4.75%, 6/15/29 (1) 57,590,000 54,279
GFL Environmental, 6.75%, 1/15/31 (1) 16,236,000 16,581
Heartland Dental, 10.50%, 4/30/28 (1) 47,694,000 50,556
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 80,978,000 70,046
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 72,443,000 66,285

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 99,383,000 88,948
Hilton Domestic Operating, 4.875%, 1/15/30  64,999,000 62,399
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 32,330,000 32,209
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 72,743,000 72,289
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 39,420,000 39,469
Hilton Worldwide Finance, 4.875%, 4/1/27  21,040,000 20,619
Hologic, 3.25%, 2/15/29 (1) 23,485,000 21,019
Howmet Aerospace, 3.00%, 1/15/29  34,320,000 31,145
Howmet Aerospace, 5.90%, 2/1/27  25,093,000 25,407
HUB International, 5.625%, 12/1/29 (1) 34,527,000 32,542
HUB International, 7.25%, 6/15/30 (1) 590,705,000 602,519
HUB International, 7.375%, 1/31/32 (1) 326,091,000 329,759
Intercontinental Exchange, 3.625%, 9/1/28 (1) 10,359,000 9,765
Intercontinental Exchange, 4.00%, 9/15/27  6,415,000 6,202
IQVIA, 5.00%, 5/15/27 (1) 42,949,000 41,822
IQVIA, 5.70%, 5/15/28  67,573,000 68,249
IQVIA, 6.50%, 5/15/30 (1) 27,385,000 27,693
KFC Holding, 4.75%, 6/1/27 (1) 138,948,000 135,648
Korn Ferry, 4.625%, 12/15/27 (1) 32,961,000 31,272
Lamar Media, 3.625%, 1/15/31  4,633,000 4,048
Lamar Media, 3.75%, 2/15/28  29,097,000 27,133
Lamar Media, 4.875%, 1/15/29  5,197,000 4,989
Life Time, 5.75%, 1/15/26 (1) 51,894,000 51,505
Live Nation Entertainment, 4.875%, 11/1/24 (1) 3,632,000 3,609
Marriott International, Series R, 3.125%, 6/15/26  4,104,000 3,935
Medline Borrower, 6.25%, 4/1/29 (1) 32,846,000 33,133
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 59,104,095 59,178
Mirant, EC, 7.90%, 7/15/09 (1)(8)(10) 16,000,000 —
MSCI, 3.25%, 8/15/33 (1) 54,882,000 45,140
MSCI, 3.625%, 9/1/30 (1) 70,887,000 63,621
MSCI, 3.625%, 11/1/31 (1) 57,369,000 50,341
MSCI, 3.875%, 2/15/31 (1) 55,432,000 50,027
MSCI, 4.00%, 11/15/29 (1) 65,473,000 61,299
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 79,587,000 80,184
PRA Health Sciences, 2.875%, 7/15/26 (1) 16,684,000 15,787
PTC, 4.00%, 2/15/28 (1) 24,748,000 23,263
Ryan Specialty, 4.375%, 2/1/30 (1) 13,033,000 12,072
SBA Communications, 3.125%, 2/1/29  106,352,000 94,520
SBA Communications, 3.875%, 2/15/27  83,217,000 79,264
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,635
Sensata Technologies, 3.75%, 2/15/31 (1) 30,653,000 26,668
Sensata Technologies, 4.00%, 4/15/29 (1) 39,128,000 35,802
Sensata Technologies, 4.375%, 2/15/30 (1) 12,291,000 11,262

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sensata Technologies, 5.00%, 10/1/25 (1) 23,712,000 23,860
Sensata Technologies, 5.875%, 9/1/30 (1) 26,938,000 26,197
Sensata Technologies, 6.625%, 7/15/32 (1) 9,741,000 9,802
Service Corp. International, 3.375%, 8/15/30  25,654,000 22,287
Service Corp. International, 4.625%, 12/15/27  5,261,000 5,077
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,516,000 114,072
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 2,849,000 2,849
Surgery Center Holdings, 7.25%, 4/15/32 (1) 22,999,000 23,229
Teleflex, 4.25%, 6/1/28 (1) 5,404,000 5,073
Teleflex, 4.625%, 11/15/27  37,189,000 35,841
TransDigm, 5.50%, 11/15/27  72,190,000 70,836
TransDigm, 6.375%, 3/1/29 (1) 163,610,000 164,224
TransDigm, 6.625%, 3/1/32 (1) 128,271,000 129,233
TransDigm, 7.125%, 12/1/31 (1) 77,341,000 79,565
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  696,800 686
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  3,807,807 3,703
UKG, 6.875%, 2/1/31 (1) 31,687,000 31,964
USI, 7.50%, 1/15/32 (1) 130,223,000 132,014
Vail Resorts, 6.50%, 5/15/32 (1) 32,922,000 33,169
VICI Properties, 3.75%, 2/15/27 (1) 12,197,000 11,602
VICI Properties, 4.125%, 8/15/30 (1) 14,967,000 13,601
VICI Properties, 5.75%, 2/1/27 (1) 14,046,000 14,064
VICI Properties, 5.75%, 4/1/34  36,087,000 35,501
Yum! Brands, 3.625%, 3/15/31  58,693,000 51,650
Yum! Brands, 4.625%, 1/31/32  103,118,000 94,611
Yum! Brands, 4.75%, 1/15/30 (1) 46,985,000 44,694
Yum! Brands, 5.35%, 11/1/43  73,514,000 70,022
Yum! Brands, 5.375%, 4/1/32  121,653,000 116,939
Yum! Brands, 6.875%, 11/15/37  36,551,000 39,566
Total Corporate Bonds (Cost $6,393,165) 6,396,244
PREFERRED STOCKS  0.1%
UTILITIES  0.1%
Electric Utilities  0.1%
CMS Energy, 5.875%, 10/15/78 (6) 1,322,525 31,899
CMS Energy, 5.875%, 3/1/79 (6) 654,610 15,848
SCE Trust IV, Series J, VR, 5.375% (12)(13) 473,579 11,158
Total Utilities 58,905
Total Preferred Stocks (Cost $61,268) 58,905

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  10.9%
U.S. Treasury Obligations  10.9%
U.S. Treasury Notes, 3.875%, 8/15/33  1,108,878,500 1,066,949
U.S. Treasury Notes, 4.00%, 2/15/34  2,208,669,000 2,144,480
U.S. Treasury Notes, 4.375%, 5/15/34  1,229,891,300 1,230,276
U.S. Treasury Notes, 4.50%, 11/15/33  2,246,319,100 2,267,378
6,709,083
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,682,274) 6,709,083
SHORT-TERM INVESTMENTS  4.3%
Money Market Funds  4.3%
T. Rowe Price Government Reserve Fund, 5.38% (6)(14) 2,652,588,237 2,652,588
Total Short-Term Investments (Cost $2,652,588) 2,652,588
Total Investments in Securities
100.1% of Net Assets
(Cost $49,925,004) $ 61,801,559
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,034,255 and represents 8.2% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of June 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at June 30, 2024, was $7,108 and was valued at $7,134 (0.0%
of net assets).
(5) SEC 30-day yield
(6) Affiliated Companies
(7) All or a portion of this security is pledged to cover or as collateral for written call options at June 30, 2024.
(8) Non-income producing

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $272,336 and represents 0.4% of net assets.
(10) See Note 2. Level 3 in fair value hierarchy.
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Perpetual security with no stated maturity date.
(13) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Ingersoll Rand, Call,
12/20/24 @ $100.00 2,641 23,991 (1,096)
Bank of America
Ingersoll Rand, Call,
12/20/24 @ $105.00 2,641 23,991 (673)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $140.00 3,355 45,927 (2,483)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $145.00 5,336 73,044 (2,748)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $155.00 1,981 27,118 (550)
Barclays Bank
Hilton Worldwide Holdings,
Call, 1/17/25 @ $220.00 1,651 36,025 (2,749)
Barclays Bank
Hilton Worldwide Holdings,
Call, 1/17/25 @ $230.00 1,651 36,025 (1,849)
Barclays Bank
Northrop Grumman, Call,
1/17/25 @ $490.00 2,587 112,780 (2,484)
Citibank
AbbVie, Call, 1/17/25 @
$160.00 3,998 68,574 (7,016)
Citibank
AbbVie, Call, 1/17/25 @
$165.00 3,997 68,556 (5,856)
Citibank
AbbVie, Call, 1/17/25 @
$175.00 5,094 87,372 (4,432)
Citibank
Intercontinental Exchange,
Call, 1/17/25 @ $125.00 4,511 61,751 (7,939)
Citibank
Intercontinental Exchange,
Call, 1/17/25 @ $130.00 4,511 61,751 (6,270)
Citibank
KKR, Call, 1/17/25 @
$115.00 2,643 27,815 (1,784)
Citibank
KKR, Call, 1/17/25 @
$120.00 2,643 27,815 (1,454)
Citibank
KKR, Call, 1/16/26 @
$120.00 991 10,429 (1,298)
Citibank
KKR, Call, 1/16/26 @
$125.00 991 10,429 (1,150)
Citibank
KKR, Call, 1/16/26 @
$130.00 991 10,429 (1,041)
Citibank
Roper Technologies, Call,
12/20/24 @ $580.00 1,267 71,416 (3,149)
Citibank
Roper Technologies, Call,
12/20/24 @ $600.00 1,783 100,501 (2,817)
Citibank
Roper Technologies, Call,
12/20/24 @ $620.00 516 29,085 (511)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Roper Technologies, Call,
12/20/24 @ $640.00 516 29,085 (341)
Citibank
UnitedHealth Group, Call,
1/17/25 @ $580.00 2,096 106,741 (3,044)
Citibank
Waste Connections, Call,
12/20/24 @ $175.00 1,321 23,165 (1,400)
Citibank
Waste Connections, Call,
12/20/24 @ $180.00 1,321 23,165 (1,070)
Goldman Sachs
Marsh & McLennan, Call,
7/19/24 @ $210.00 1,432 30,175 (594)
Goldman Sachs
Marsh & McLennan, Call,
7/19/24 @ $220.00 1,432 30,175 (97)
Goldman Sachs
Marsh & McLennan, Call,
12/20/24 @ $210.00 5,944 125,252 (6,925)
Goldman Sachs
McKesson, Call, 1/17/25
@ $600.00 1,061 61,967 (3,920)
Goldman Sachs
McKesson, Call, 1/17/25
@ $620.00 1,061 61,967 (2,955)
Goldman Sachs
McKesson, Call, 1/17/25
@ $640.00 223 13,024 (458)
Goldman Sachs
McKesson, Call, 1/17/25
@ $680.00 222 12,966 (236)
Goldman Sachs
RTX, Call, 1/17/25 @
$115.00 2,642 26,523 (388)
Goldman Sachs
RTX, Call, 1/17/25 @
$120.00 2,642 26,523 (213)
Goldman Sachs
Teledyne Technologies,
Call, 12/20/24 @ $430.00 57 2,211 (54)
Goldman Sachs
Teledyne Technologies,
Call, 12/20/24 @ $450.00 57 2,211 (32)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $305.00 1,395 36,614 (478)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $310.00 1,395 36,614 (372)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $315.00 1,396 36,641 (292)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$165.00 3,908 67,030 (5,725)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$170.00 3,908 67,030 (4,533)
JPMorgan Chase
Apple, Call, 1/17/25 @
$200.00 3,963 83,469 (9,472)
JPMorgan Chase
Apple, Call, 1/17/25 @
$215.00 3,963 83,469 (6,232)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Arthur J Gallagher, Call,
11/15/24 @ $250.00 3,234 83,861 (6,306)
JPMorgan Chase
CME Group, Call, 1/17/25
@ $230.00 1,487 29,234 (327)
JPMorgan Chase
CME Group, Call, 1/17/25
@ $240.00 1,487 29,234 (216)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $480.00 868 38,293 (1,213)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $490.00 868 38,293 (948)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $500.00 869 38,337 (732)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/17/25 @ $650.00 1,001 55,355 (686)
JPMorgan Chase
UnitedHealth Group, Call,
1/17/25 @ $600.00 2,209 112,495 (2,126)
JPMorgan Chase
Yum! Brands, Call, 1/17/25
@ $145.00 3,276 43,394 (950)
JPMorgan Chase
Yum! Brands, Call, 1/17/25
@ $150.00 7,434 98,471 (1,282)
UBS Investment Bank
Danaher, Call, 1/17/25 @
$300.00 2,316 57,865 (938)
UBS Investment Bank
GE HealthCare
Technologies, Call, 1/17/25
@ $85.00 991 7,722 (406)
UBS Investment Bank
GE HealthCare
Technologies, Call, 1/17/25
@ $90.00 991 7,722 (263)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $320.00 2,214 56,422 (159)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $325.00 2,214 56,422 (161)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $330.00 2,214 56,422 (94)
UBS Investment Bank
Veralto, Call, 1/17/25 @
$110.00 1,849 17,652 (453)
UBS Investment Bank
Veralto, Call, 1/17/25 @
$115.00 1,849 17,652 (356)
Wells Fargo Bank
Alphabet, Class A, Call,
1/17/25 @ $180.00 3,586 65,319 (6,697)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$440.00 1,053 46,207 (3,027)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$450.00 1,053 46,207 (2,448)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
Linde, Call, 1/17/25 @
$460.00 2,956 129,712 (5,513)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$470.00 926 40,634 (1,375)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$480.00 2,295 100,707 (2,513)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$485.00 661 29,005 (635)
Wells Fargo Bank
Republic Services, Call,
7/19/24 @ $170.00 651 12,651 (1,598)
Wells Fargo Bank
Republic Services, Call,
7/19/24 @ $175.00 651 12,651 (1,273)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $140.00 2,885 38,215 (1,342)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $145.00 8,096 107,240 (2,348)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $150.00 8,096 107,240 (1,397)
Total Options Written (Premiums $(152,022)) $ (155,962)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy  $ 5 $ 2,292 $ 1,005
CMS Energy, 5.875%, 10/15/78  (198) (752) 1,035
CMS Energy, 5.875%, 3/1/79  (189) (481) 626
Revvity  511 (45,089) 1,480
SCE Trust IV, Series J, VR, 5.375%  (852) 2,296 421
T. Rowe Price Institutional Floating Rate Fund
– Institutional Class, 8.51%  — (21) 37,410
T. Rowe Price Government Reserve Fund,
5.38% — — 83,492
Totals $ (723)# $ (41,755) $ 125,469+

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
CMS Energy  $ — $ 113,850 $ 72 $ 116,070
CMS Energy, 5.875%,
10/15/78  40,812 — 8,161 31,899
CMS Energy, 5.875%, 3/1/79  30,096 — 13,767 15,848
Revvity  1,090,876 162,515 323 1,207,979
SCE Trust IV, Series J, VR,
5.375%  21,835 — 12,973 *
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 8.51%  842,670 37,210 — 879,859
T. Rowe Price Government
Reserve Fund, 5.38% 3,237,133  ¤  ¤ 2,652,588
Total $ 4,904,243^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $125,469 of dividend income and $0 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,959,402.

T. ROWE PRICE Capital Appreciation Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $49,925,004) $ 61,801,559
Receivable for investment securities sold 274,835
Interest and dividends receivable 202,375
Receivable for shares sold 71,780
Foreign currency (cost $21,911) 21,565
Cash 12,512
Other assets 2,851
Total assets 62,387,477
Liabilities
Payable for investment securities purchased 435,332
Options written (premiums $152,022) 155,962
Investment management fees payable 28,095
Payable for shares redeemed 23,446
Due to affiliates 751
Payable to directors 49
Other liabilities 10,593
Total liabilities 654,228
NET ASSETS $ 61,733,249

T. ROWE PRICE Capital Appreciation Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 14,944,766
Paid-in capital applicable to 1,700,305,927 shares of
$0.0001 par value capital stock outstanding; 4,000,000,000
shares authorized 46,788,483
NET ASSETS $ 61,733,249
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $33,729,618; Shares outstanding:
928,949,381) $ 36.31
Advisor Class
(Net assets: $787,201; Shares outstanding: 22,049,347) $ 35.70
I Class
(Net assets: $27,216,430; Shares outstanding:
749,307,199) $ 36.32

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
    Interest $ 569,005
Dividend (net of foreign taxes of $4,440) 333,072
Total income 902,077
Expenses
Investment management 172,290
Shareholder servicing
Investor Class $ 21,404
Advisor Class 573
I Class 1,274 23,251
Rule 12b-1 fees
Advisor Class 964
Prospectus and shareholder reports
Investor Class 219
Advisor Class 3
I Class 124 346
Registration 831
Custody and accounting 524
Directors 98
Legal and audit 33
Miscellaneous 128
Waived / paid by Price Associates (7,085)
Total expenses 191,380
Net investment income 710,697

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,179,658
Options written 54,838
Foreign currency transactions (19)
Net realized gain 2,234,477
Change in net unrealized gain / loss
Securities 1,161,432
Options written (45,982)
Other assets and liabilities denominated in foreign currencies (532)
Change in net unrealized gain / loss 1,114,918
Net realized and unrealized gain / loss 3,349,395
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,060,092

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 710,697 $ 1,228,566
Net realized gain 2,234,477 1,564,681
Change in net unrealized gain / loss 1,114,918 5,979,174
Increase in net assets from operations 4,060,092 8,772,421
Distributions to shareholders
Net earnings
Investor Class – (1,261,594)
Advisor Class – (28,937)
I Class – (991,750)
Decrease in net assets from distributions – (2,282,281)
Capital share transactions
*
Shares sold
Investor Class 2,937,174 5,601,567
Advisor Class 54,215 96,015
I Class 2,812,864 4,316,299
Distributions reinvested
Investor Class – 1,231,465
Advisor Class – 28,468
I Class – 955,112
Shares redeemed
Investor Class (3,066,629) (5,000,242)
Advisor Class (77,399) (111,230)
I Class (1,453,668) (2,597,015)
Increase in net assets from capital share
transactions 1,206,557 4,520,439

T. ROWE PRICE Capital Appreciation Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase during period 5,266,649 11,010,579
Beginning of period 56,466,600 45,456,021
End of period $ 61,733,249 $ 56,466,600
*Share information (000s)
Shares sold
Investor Class 83,943 172,383
Advisor Class 1,577 3,015
I Class 80,337 132,898
Distributions reinvested
Investor Class – 36,586
Advisor Class – 859
I Class – 28,384
Shares redeemed
Investor Class (87,476) (154,453)
Advisor Class (2,239) (3,497)
I Class (41,477) (79,952)
Increase in shares outstanding 34,665 136,223

T. ROWE PRICE Capital Appreciation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value. The fund has three classes of shares: the Capital Appreciation Fund (Investor Class), the Capital Appreciation Fund–Advisor Class (Advisor Class) and the Capital
Appreciation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule
12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Capital Appreciation Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $11,327,000 of net gain on
$30,851,000 of in-kind redemptions.

T. ROWE PRICE Capital Appreciation Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Capital Appreciation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Capital Appreciation Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 12,389,189 $ — $ 12,389,189
Bond Mutual Funds 879,859 — — 879,859
Common Stocks 39,152,438 — 123,055 39,275,493
Convertible Preferred Stocks — — 149,281 149,281
Corporate Bonds — 6,396,244 — 6,396,244
Preferred Stocks 58,905 — — 58,905
Short-Term Investments 2,652,588 — — 2,652,588
Total $ 42,743,790 $ 18,785,433 $ 272,336 $ 61,801,559
Liabilities
Options Written $ — $ 155,962 $ — $ 155,962
1
Includes Asset-Backed Securities, Bank Loans and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 155,962
Total $ 155,962
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 54,838
Total $ 54,838

T. ROWE PRICE Capital Appreciation Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Change in Unrealized
Gain (Loss)
Equity derivatives $ (45,982)
Total $ (45,982)

T. ROWE PRICE Capital Appreciation Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2024, securities valued at $181,987,000 had been posted by the fund to counterparties for bilateral derivatives. As of
June 30, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the

T. ROWE PRICE Capital Appreciation Fund

six months ended June 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms

T. ROWE PRICE Capital Appreciation Fund

which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $16,980,298,000 and $14,845,640,000, respectively, for the six months ended June 30, 2024. Purchases and sales of U.S. government securities aggregated $4,327,377,000 and $3,724,639,000, respectively, for the six months ended June 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial

T. ROWE PRICE Capital Appreciation Fund

reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $50,068,189,000. Net unrealized gain aggregated $11,577,138,000 at period-end, of which $12,543,264,000 related to appreciated investments and $966,126,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of

T. ROWE PRICE Capital Appreciation Fund

certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was
0.29%. Effective April 30, 2019, Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.27% is applied to the fund’s average daily net assets that are equal to or greater than $27.5 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $4,737,000 and allocated ratably in the amounts of $2,615,000 for the Investor Class, $62,000 for the Advisor Class, and $2,060,000 for the
I Class, for the six months ended June 30, 2024.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Capital Appreciation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $4,037,000 for T. Rowe Price Services, Inc.;
and $497,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.94% 1.19% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Capital Appreciation Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
June 30, 2024, are as follows:
Total management fee waived was allocated ratably in the amounts of
$1,297,000, $30,000 and $1,021,000 for the Investor Class, Advisor Class and
I Class, respectively, for the six months ended June 30, 2024.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class 0.55% $ 2,348
Total Management Fee Waived $ 2,348

T. ROWE PRICE Capital Appreciation Fund

As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,796,762 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 4,013,201 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Capital Appreciation Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE Capital Appreciation Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale. The fund’s individual fund fee contains a breakpoint that reduces the individual fund fee rate once the fund’s assets reach a certain level and provides additional opportunities for sharing potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group)
and third quintile (Advisor Class Expense Group and Expense Universe), and the
fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Capital Appreciation Fund

the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F72-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024